10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future minimum operating lease payments
Year ending	Total Minimum
December 31,	Lease Payments
2019	199,190
2020	78,588
2021	3,000
2022	–
2023	–